Trade and other receivables, net (Details 1) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of trade and other receivables, net [Abstract]
Opening balance	$ 144,329	$ 160,406
Additions of allowances, net	35,229	19,438
Accounts receivable write-off and uses	(9,542)	(35,515)
Closing balance	$ 170,016	$ 144,329